Summary Prospectus Supplement dated January 1, 2022
to
Davis Opportunity Fund
Portfolio of Davis Series, Inc.
Summary Prospectus dated April 30, 2021
Effective January 1, 2022, Edward Yen will serve as co-Portfolio Manager of Davis Opportunity Fund. The Management section of the Davis Opportunity Fund summary prospectus is replaced with the following.
Management
Investment Adviser. Davis Selected Advisers, L.P. serves as the Fund’s investment adviser and uses a system of multiple portfolio managers to manage the Fund’s assets. The portfolio managers listed below are primarily responsible for the day-to-day management of the Fund’s assets.
Sub-Adviser. Davis Selected Advisers–NY, Inc., a wholly owned subsidiary of the Adviser, serves as the Fund’s sub-adviser.
Portfolio Managers. As of the date of this prospectus, the portfolio managers listed below managed the five largest segments of the Fund’s assets. This list is subject to change for reasons including, but not limited to, market fluctuation.
Portfolio Manager	Experience with this Fund	Primary Title with Investment Adviser or Sub-Adviser
Dwight Blazin	Since December 2001	Vice President, Davis Selected Advisers–NY, Inc.
Christopher Davis	Since January 1999	Chairman, Davis Selected Advisers, L.P.
Danton Goei	Since December 2001	Vice President, Davis Selected Advisers–NY, Inc.
Darin Prozes	Since November 2013	Vice President, Davis Selected Advisers–NY, Inc.
Edward Yen	Since January 2022	Vice President, Davis Selected Advisers–NY, Inc.

Prospectus Supplement dated January 1, 2022
to
Davis Opportunity Fund
Portfolio of Davis Series, Inc.
Prospectus dated April 30, 2021
Effective January 1, 2022, Edward Yen will serve as co-Portfolio Manager of Davis Opportunity Fund. The Management section of the Davis Opportunity Fund prospectus is replaced with the following.
Management
Investment Adviser. Davis Selected Advisers, L.P. serves as the Fund’s investment adviser and uses a system of multiple portfolio managers to manage the Fund’s assets. The portfolio managers listed below are primarily responsible for the day-to-day management of the Fund’s assets.
Sub-Adviser. Davis Selected Advisers–NY, Inc., a wholly owned subsidiary of the Adviser, serves as the Fund’s sub-adviser.
Portfolio Managers. As of the date of this prospectus, the portfolio managers listed below managed the five largest segments of the Fund’s assets. This list is subject to change for reasons including, but not limited to, market fluctuation.
Portfolio Manager	Experience with this Fund	Primary Title with Investment Adviser or Sub-Adviser
Dwight Blazin	Since December 2001	Vice President, Davis Selected Advisers–NY, Inc.
Christopher Davis	Since January 1999	Chairman, Davis Selected Advisers, L.P.
Danton Goei	Since December 2001	Vice President, Davis Selected Advisers–NY, Inc.
Darin Prozes	Since November 2013	Vice President, Davis Selected Advisers–NY, Inc.
Edward Yen	Since January 2022	Vice President, Davis Selected Advisers–NY, Inc.

The following replaces the Portfolio Managers: Davis Opportunity Fund section of the Prospectus.
Davis Opportunity Fund
Davis Advisors uses a system of multiple Portfolio Managers to manage Davis Opportunity Fund. Under this approach, the portfolio of the Fund is divided into segments managed by individual Portfolio Managers. Christopher Davis serves as the Chair of Davis Advisors’ Portfolio Review Committee and, as part of this service, Mr. Davis has general oversight responsibilities for the Fund, which may include allocating segments of the Fund’s assets among the Portfolio Managers.
The other Portfolio Managers listed below are primarily responsible for the day-to-day management of a substantial majority of the Fund’s assets. In addition, a limited portion of the Fund’s assets are managed by Davis Advisors’ research analysts, subject to review by the Portfolio Review Committee. Portfolio Managers decide how their respective segments will be invested. All investment decisions are made within the parameters established by the Fund’s investment objectives, strategies, and restrictions.
◾
Dwight Blazin has managed a segment of Davis Opportunity Fund since December 2001, manages other equity funds advised by Davis Advisors, and also serves as a research analyst for Davis Advisors. Mr. Blazin joined Davis Advisors in August 1997.

◾
Christopher Davis has served as the research adviser of Davis Opportunity Fund since January 1999 and also manages other equity funds advised by Davis Advisors. Mr. Davis has served as an analyst and portfolio manager for Davis Advisors since September 1989. As research adviser, Mr. Davis oversees the research analysts of Davis Opportunity Fund and allocates segments of the Fund to each of them to invest.

◾
Danton Goei has managed a segment of Davis Opportunity Fund since December 2001, manages other equity funds advised by Davis Advisors, and also serves as a research analyst for Davis Advisors. Mr. Goei joined Davis Advisors in November 1998.

◾
Darin Prozes has managed a segment of Davis Opportunity Fund since November 2013, manages other equity funds advised by Davis Advisors, and also serves as a research analyst for Davis Advisors. Mr. Prozes joined Davis Advisors in September 2004.

◾
Edward Yen has managed a segment of Davis Opportunity Fund since January 2022, manages other equity funds advised by Davis Advisors, and also serves as a research analyst for Davis Advisors. Mr. Yen joined Davis Advisors in 2013.

Statement of Additional Information Supplement dated January 1, 2022 to
Davis Opportunity Fund
Portfolio of Davis Series, Inc.
Statement of Additional Information dated April 30, 2021
Effective January 1, 2022, Edward Yen will serve as co-Portfolio Manager of Davis Opportunity Fund. The Portfolio Managers section is updated with the following information.
Davis Opportunity Fund. The listed portfolio managers of Davis Opportunity Fund are Dwight Blazin, Christopher Davis, Danton Goei, Darin Prozes, and Edward Yen. They are the persons primarily responsible for investing the Fund’s assets on a daily basis.

Accounts Managed as of December 31, 2020
Portfolio Managers	Dollar Range of Fund Shares Owned(5)	Number of RICs(2)	Assets(1) in RICs in millions	Number of OPIV(3)	Assets(1) in OPIV(3) in millions	Number of OA(4)	Assets in OA(4) in millions
Davis Opportunity Fund
Christopher Davis	Over $1 Million	11	$13,056.6	2	$394.2	48	$7,271.6
Danton Goei	Over $1 Million	11	$14,267.6	4	$688.4	41	$7,489.6
Darin Prozes	Over $1 Million	1	$5.4	0	$0	20	$415.5
Dwight Blazin	$100,001 - $500,000	1	$24.0	0	$0	20	$86.7
Edward Yen	$10,001 - $50,000	1	$12.6	0	$0	0	$0

Structure of Compensation
Christopher Davis’ and Andrew Davis’ compensation for services provided to the Adviser consists of a base salary. The Adviser’s portfolio managers are provided benefits packages including life insurance, health insurance, and participation in the Adviser’s 401(k) plan comparable to that received by other company employees.
Dwight Blazin’s, Pierce Crosbie’s, Danton Goei’s, Darin Prozes’, Peter Sackmann’s, Chandler Spears’, and Edward Yen’s compensation for services provided to the Adviser consists of: (i) a base salary; (ii) an annual discretionary bonus; (iii) awards of equity (“Units”) in Davis Selected Advisers, L.P., including Restricted Share Units and/or phantom Units; (iv) an incentive plan whereby the Adviser purchases shares in certain mutual funds managed by the Adviser, which vest based on the passage of time provided that the Portfolio Manager is still employed by the Adviser; and (v) an incentive plan whereby the Adviser purchases shares in selected mutual funds managed by the Adviser. In the case of fund shares purchased as described above in (v), at the end of specified periods, generally five-years following the date of purchase, some, all or none of the Fund shares will be registered in the employee’s name based on Fund performance, after expenses on a pre-tax basis, versus the Fund’s benchmark index, as described in the Fund’s prospectus or, in limited cases, based on performance ranking among established peer groups. The Adviser does not purchase incentive shares in every fund these portfolio managers manage or assist on. In limited cases, such incentive compensation is tied on a memorandum basis to the performance of the portion of the Fund (“sleeve”) managed by the analyst versus the Fund’s benchmark. The Adviser’s portfolio managers are provided benefits packages including life insurance, health insurance, and participation in the Adviser’s 401(k) plan comparable to that received by other company employees.
Creston King’s compensation for services provided to the Adviser consists of: (i) a base salary; (ii) an annual bonus based principally upon short- and long-term fund performance relative to similar funds; (iii) awards of equity (“Units”) in Davis Advisors including Restricted Share Units, and/or phantom Units; and (iv) an incentive plan whereby the Adviser purchases shares in certain mutual funds managed by the Adviser, which vest based on the passage of time provided that the Portfolio Manager is still employed by the Adviser; (v) an incentive plan whereby the Adviser purchases shares in selected mutual funds managed by the Adviser. In the case of fund shares purchased as described above in (v), at the end of specified periods, generally five-years following the date of purchase, some, all or none of the Fund shares will be registered in the employee’s name based on Fund performance, after expenses on a pre-tax basis, versus the Fund’s benchmark index, as described in the Fund’s prospectus or, in limited cases, based on performance ranking among established peer groups. The Adviser does not purchase incentive shares in every fund this portfolio manager manages or assists on. Davis Advisors’ portfolio managers are provided benefits packages including life insurance, health insurance, and participation in Davis Advisors’ 401(k) plan comparable to that received by other company employees.